Investment Strategy	Dec. 31, 2025
MML VIP Conservative Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of May 1, 2026, among various asset classes and MML VIP Underlying Funds. MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML VIP Underlying Funds is available in the Fund’s financial statements and at https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	40.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	2.85%
MML Income & Growth Fund	1.43%
MML VIP Invesco Main Street Equity Fund	2.38%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	7.14%
MML VIP Loomis Sayles Large Cap Growth Fund	3.09%
MML VIP T. Rowe Price Blue Chip Growth Fund	4.05%
MML VIP T. Rowe Price Equity Income Fund	2.86%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.58%
MML VIP American Century Mid Cap Value Fund	1.82%
MML VIP Invesco Discovery Mid Cap Fund	0.48%
MML VIP T. Rowe Price Mid Cap Growth Fund	1.92%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.04%
MML VIP Wellington Small Cap Growth Equity Fund	0.56%
– Global Developed Funds
MML VIP Invesco Global Fund	2.00%
– International Developed Funds
MML Foreign Fund	1.75%
MML VIP MFS® International Equity Fund	5.25%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	0.80%
Fixed Income Funds	60.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	2.10%
– High Yield Bond Funds
MML Barings High Yield Fund	0.30%

– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	2.40%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.40%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	25.41%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	22.99%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	5.40%

Note: Above allocations may not sum up to 100% due to rounding.

MML VIP Balanced Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of May 1, 2026, among various asset classes and MML VIP Underlying Funds. MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML VIP Underlying Funds is available in the Fund’s financial statements and at https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	50.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	3.57%
MML Income & Growth Fund	1.79%
MML VIP Invesco Main Street Equity Fund	2.98%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	8.92%
MML VIP Loomis Sayles Large Cap Growth Fund	3.87%
MML VIP T. Rowe Price Blue Chip Growth Fund	5.06%
MML VIP T. Rowe Price Equity Income Fund	3.57%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.72%
MML VIP American Century Mid Cap Value Fund	2.28%
MML VIP Invesco Discovery Mid Cap Fund	0.60%
MML VIP T. Rowe Price Mid Cap Growth Fund	2.40%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.30%
MML VIP Wellington Small Cap Growth Equity Fund	0.70%
– Global Developed Funds
MML VIP Invesco Global Fund	2.50%
– International Developed Funds
MML Foreign Fund	2.19%
MML VIP MFS® International Equity Fund	6.56%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.00%
Fixed Income Funds	50.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.75%
– High Yield Bond Funds
MML Barings High Yield Fund	0.25%

– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	2.00%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.25%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	21.13%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	19.12%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	4.50%

Note: Above allocations may not sum up to 100% due to rounding.

MML VIP Moderate Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of May 1, 2026, among various asset classes and MML VIP Underlying Funds. MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML VIP Underlying Funds is available in the Fund’s financial statements and at https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	60.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	4.28%
MML Income & Growth Fund	2.14%
MML VIP Invesco Main Street Equity Fund	3.57%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	10.71%
MML VIP Loomis Sayles Large Cap Growth Fund	4.64%
MML VIP T. Rowe Price Blue Chip Growth Fund	6.07%
MML VIP T. Rowe Price Equity Income Fund	4.28%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	0.86%
MML VIP American Century Mid Cap Value Fund	2.74%
MML VIP Invesco Discovery Mid Cap Fund	0.72%
MML VIP T. Rowe Price Mid Cap Growth Fund	2.88%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.56%
MML VIP Wellington Small Cap Growth Equity Fund	0.84%
– Global Developed Funds
MML VIP Invesco Global Fund	3.00%
– International Developed Funds
MML Foreign Fund	2.63%
MML VIP MFS® International Equity Fund	7.88%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.20%
Fixed Income Funds	40.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.40%
– High Yield Bond Funds
MML Barings High Yield Fund	0.20%

– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	1.60%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.10%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	16.84%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	15.26%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	3.60%

Note: Above allocations may not sum up to 100% due to rounding.

MML VIP Growth Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of May 1, 2026, among various asset classes and MML VIP Underlying Funds. MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML VIP Underlying Funds is available in the Fund’s financial statements and at https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	75.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	5.35%
MML Income & Growth Fund	2.68%
MML VIP Invesco Main Street Equity Fund	4.46%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	13.39%
MML VIP Loomis Sayles Large Cap Growth Fund	5.80%
MML VIP T. Rowe Price Blue Chip Growth Fund	7.59%
MML VIP T. Rowe Price Equity Income Fund	5.36%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	1.08%
MML VIP American Century Mid Cap Value Fund	3.42%
MML VIP Invesco Discovery Mid Cap Fund	0.91%
MML VIP T. Rowe Price Mid Cap Growth Fund	3.60%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	1.95%
MML VIP Wellington Small Cap Growth Equity Fund	1.05%
– Global Developed Funds
MML VIP Invesco Global Fund	3.75%
– International Developed Funds
MML Foreign Fund	3.28%
MML VIP MFS® International Equity Fund	9.84%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.50%
Fixed Income Funds	25.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.88%
– High Yield Bond Funds
MML Barings High Yield Fund	0.13%

– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	1.00%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.88%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	10.44%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	9.44%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	2.25%

Note: Above allocations may not sum up to 100% due to rounding.

MML VIP Aggressive Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The table below shows the Fund’s approximate allocation, as of May 1, 2026, among various asset classes and MML VIP Underlying Funds. MML Advisers does not intend to trade actively among MML VIP Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML VIP Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML VIP Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML VIP Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML VIP Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML VIP Underlying Funds is available in the Fund’s financial statements and at https://www.massmutual.com/product-performance/variable-insurance-funds from time to time. A brief description of the MML VIP Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	90.00%
– U.S. Large Cap Equity Funds
MML Focused Equity Fund	6.42%
MML Income & Growth Fund	3.21%
MML VIP Invesco Main Street Equity Fund	5.36%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund	16.07%
MML VIP Loomis Sayles Large Cap Growth Fund	6.96%
MML VIP T. Rowe Price Blue Chip Growth Fund	9.10%
MML VIP T. Rowe Price Equity Income Fund	6.43%
– U.S. Mid Cap Equity Funds
MML Small/Mid Cap Value Fund	1.30%
MML VIP American Century Mid Cap Value Fund	4.10%
MML VIP Invesco Discovery Mid Cap Fund	1.09%
MML VIP T. Rowe Price Mid Cap Growth Fund	4.31%
– U.S. Small Cap Equity Funds
MML VIP American Century Small Company Value Fund	2.34%
MML VIP Wellington Small Cap Growth Equity Fund	1.26%
– Global Developed Funds
MML VIP Invesco Global Fund	4.50%
– International Developed Funds
MML Foreign Fund	3.94%
MML VIP MFS® International Equity Fund	11.81%
– Emerging Markets Funds
Fidelity® VIP Emerging Markets Portfolio	1.80%
Fixed Income Funds	10.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	0.35%
– High Yield Bond Funds
MML Barings High Yield Fund	0.05%

– Inflation Managed Funds
MML VIP Barings Inflation-Protected and Income Fund	0.40%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	0.65%
– U.S. Core/Core Plus Bond Funds
MML VIP Barings Core Bond Fund	4.02%
MML VIP Fidelity Institutional AM® Core Plus Bond Fund	3.64%
– U.S. Short-Term Bond Funds
MML VIP Barings Short-Duration Bond Fund	0.90%

Note: Above allocations may not sum up to 100% due to rounding.